Note D - Related Party Transactions and Arrangements	9 Months Ended	6 Months Ended
	Dec. 31, 2012	Sep. 30, 2012 Economic Dependency [Member]
Related Party Transactions Disclosure [Text Block]
Note D — Related Party Transactions and Arrangements

As of December 31, 2012, the Sponsor owned 22,222 shares of the Company’s outstanding common stock and the Advisor owned 1,000 shares of the Convertible Stock.  See “Capitalization” under Note A for further information, including a description of the terms of the Convertible Stock.

The Advisor, an entity majority owned by the Sponsor, and its affiliates may incur and pay costs and fees on behalf of the Company.  The Company is responsible for organization, offering and related costs from the offering up to a maximum of 0.75% of gross offering proceeds received from the IPO, measured at the end of the offering.  Offering costs in excess of 0.75% of the gross offering proceeds as of the end of the offering are the Advisor’s responsibility.  As of December 31, 2012, the Company had payables to the Advisor related to funding offering costs and operating expenses paid by the Advisor of approximately $3.0 million. This payable includes the contingent reimbursement of offering costs and operating expenses incurred for the period prior to April 3, 2012 (inception) through December 31, 2012.

The terms under which the fees are earned and payable to related parties for specific transactions are as follows:

Fees Paid in Connection with the Offering

On July 16, 2012 the Company signed a selling agreement which appoints MVP American Securities (“Selling Agent”), an entity owned by our CEO, to act as one of the selling agents for the Offering.  The Selling Agent will receive 3.00% of the gross offering proceeds in the offering, subject to reductions based on volume and for certain categories of purchasers. No selling commissions are payable on shares sold under the distribution reinvestment plan.  For the period from April 3, 2012 (inception) through December 31, 2012, we have paid selling commissions to the Selling Agent of $67,000.

Certain organization and offering costs will be incurred by the Advisor on behalf of the Company. After the Company has reimbursed $100,000, of such costs, which has been paid to the Advisor during the period from inception to December 31, 2012, no additional reimbursements will be made unless the aggregate amount of such reimbursements does not exceed 0.75% of the gross offering proceeds as of the date of reimbursement. Such costs shall include legal, accounting, printing and other offering expenses, including marketing, salaries and direct expenses of the Advisor’s employees and employees of the Advisor’s affiliates and others. Any such reimbursement will not exceed actual expenses incurred by the Advisor. As of December 31, 2012, 0.75% of our gross offering proceeds have not exceeded the $100,000 which was previously reimbursed to the Advisor therefore no additional reimbursements will occur until 0.75% of the gross offering proceeds exceed $100,000.

Fees Paid in Connection With the Operations of the Company

The Company has no paid employees. The Company has retained the Advisor to manage its affairs on a day-to-day basis and will reimburse, no less than monthly, the Advisor for 100% of actual, documented expenses paid or incurred in connection with services provided to the Company, including wages and benefits.  The Company will not reimburse the Advisor for the salaries and benefits paid to any of the Company’s named executive officers. For the period from April 3, 2012 (inception) through December 31, 2012, the Company has not reimbursed the Advisor for these expenses. As of December 31, 2012, the Company has recognized a liability due to the Advisor of approximately $406,000 for the unreimbursed expenses.

The Advisor must reimburse the Company at least quarterly for reimbursements paid to the Advisor in any four consecutive fiscal quarters to the extent that such reimbursements to the Advisor cause the Company’s total operating expenses to exceed the greater of (1) 2% of our average invested assets, which generally consists of the average book value of the Company’s real properties before deducting depreciation, bad debts or other non-cash reserves and the average book value of securities, or (2) 25% of the Company’s net income, which is defined as the Company’s total revenues less total expenses for any given period excluding reserves for depreciation, bad debts or other similar non-cash reserves, unless the independent directors have determined that such excess expenses were justified based on unusual and non-recurring factors.

The Advisor or its affiliates will receive an acquisition fee of 3.00% of the purchase price of any real estate or loan acquired at a discount, provided, however, the Company will not pay any fees when acquiring loans from its affiliates.  Acquisition fees for the period from April 3, 2012 (inception) through December 31, 2012 approximated $98,000 for the acquisition of our first real estate asset, a 376-unit, 52,000-square-foot self-storage facility in the Austin suburb of Cedar Park, Texas, on December 14, 2012.

The Advisor or its affiliates will be reimbursed for actual expenses paid or incurred in connection with the selection or acquisition of an investment, whether or not the Company ultimately acquires the investment. The Company may recoup all or a portion of these expenses from the borrower in connection with each investment. For the period from April 3, 2012 (inception) through December 31, 2012 approximated $18,000 was paid to the Advisor for the reimbursement of acquisition expenses related to our first real estate asset, a 376-unit, 52,000-square-foot self-storage facility in the Austin suburb of Cedar Park, Texas, on December 14, 2012.

The Advisor or its affiliates will receive a monthly asset management fee at an annual rate equal to 0.85% of the fair market value of (i) all assets then held by the Company or (ii) the Company’s proportionate share thereof in the case of an investment made through a joint venture or other co-ownership arrangement, excluding (only for clause (ii) debt financing obtained by the Company or made available to the Company. The fair market value of real property shall be based on annual “AS-IS”, “WHERE-IS” appraisals, and the fair market value of real estate-related secured loans shall be equal to the face value of the such loan, unless it is non-performing, in which case the fair market value shall be equal to the book value of such loan. The asset management fee will be reduced to 0.75% if the Company is listed on a national securities exchange.  Asset management fees for the period from April 3, 2012 (inception) through December 31, 2012 amounted to approximately $1,000.

The Advisor or its affiliates will receive a monthly debt financing fee at an annual rate equal to 0.25% of the aggregate debt financing obtained by the Company or made available to the Company, such as mortgage debt, lines of credit, and other term indebtedness, including refinancings.  In the case of a joint venture, the Company would pay this fee only on the Company’s pro rata share.  There was no debt financing fee for the period from April 3, 2012 (inception) through December 31, 2012.

The Advisor or its affiliates will receive a monthly market-based fee for property management services of up to 6.00% of the gross revenues generated by the Company’s properties. The Company’s property manager may subcontract with third party property managers and will be responsible for supervising and compensating those property managers.  The aggregate property management fees charged by the Company’s property manager and any subcontractor shall not exceed 6.00% of the gross revenues generated by the Company’s properties.

Fees Paid in Connection with the Liquidation or Listing of the Company’s Real Estate Assets

For substantial assistance in connection with the sale of real property, as determined by the independent directors, the Company will pay the Advisor or its affiliate the lesser of (i) 3.00% of the contract sale price of the real property sold or (ii) 50% of the customary commission which would be paid to a third-party broker for the sale of a comparable property. The amount paid, when added to the sums paid to unaffiliated parties, may not exceed either the customary commission or an amount equal to 6.00% of the contract sales price. The disposition fee will be paid concurrently with the closing of any such disposition of all or any portion of any real property. The Company will not pay a disposition fee upon the maturity, prepayment, workout, modification or extension of a loan or other debt-related investment; provided, however, that the Advisor or its affiliates may receive an exit fee or a prepayment penalty paid by the borrower. If the Company takes ownership of a property as a result of a workout or foreclosure of a loan, the Company will pay a disposition fee upon the sale of such real property equal to 3.00% of the sales price.  With respect to real property held in a joint venture, the foregoing commission will be reduced to a percentage reflecting the Company’s economic interest in the joint venture.

Note E — Economic Dependency

Under various agreements, the Company has engaged or will engage the Advisor and its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company’s common stock available for issue, as well as other administrative responsibilities for the Company including accounting services and investor relations.

As a result of these relationships, the Company is dependent upon the Advisor and its affiliates. In the event that these companies are unable to provide the Company with the respective services, the Company will be required to find alternative providers of these services.